LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

4. LEASES

The Company has operating leases for real estate and vehicles. The Company has finance leases for equipment and land for future construction. Leases are classified as finance leases because ownership of the underlying assets transfers at the end the lease term. Remaining lease terms for these leases range from less than one year to six years.

The Company does not record leases with a term of 12 months or less on the balance sheet.

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2022	2021
Assets		(in thousands)
Operating leases	Right-of-use assets	$1,816	$2,077
Finance leases	Right-of-use assets	8,614	14,282
Total assets		$10,430	$16,359

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$621	$685
Finance leases	Current portion of long-term debt	1,380	2,318
Total current liabilities		2,001	3,003
Noncurrent liabilities
Operating leases	Long-term debt	665	1,529
Finance leases	Long-term debt	235	2,923
Total noncurrent liabilities		900	4,452
Total liabilities		$2,901	$7,455

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

For most of its leases, the Company uses the rate implicit in the lease. For leases without an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases.

The weighted-average discount rates for the Company’s leases were as follows:

	December 31,
	2022	2021
Operating leases	5.0%	5.0%
Finance leases	6.1%	6.2%

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability.

The weighted-average remaining lease term of the Company’s leases were as follows:

	December 31,
	2022	2021
Operating leases	6.4 years	6.6 years
Finance leases	0.8 years	2.0 years

The components of lease expense for the years ended December 31, 2022, 2021, and 2020 were as follows:

	December 31,
	2022	2021	2020
	(in thousands)
Operating lease cost	$987	$707	$674
Finance lease cost:
Amortization of right-of-use assets	470	466	509
Interest on lease liabilities	190	446	655
Total lease cost	$1,647	$1,619	$1,838

As of December 31, 2022, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2023	672	1,662
2024	201	155
2025	84	36
2026	56	17
2027	55	5
Thereafter	406	-
Total lease payments	1,474	1,875
Less: Interest	(188)	(260)
Present value of lease liabilities	$1,286	$1,615

Other information related to leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

	December 31,
	2022	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$987	$707	$674
Operating cash flows used for finance leases	$470	$466	$509
Financing cash flows used for finance leases	$190	$446	$655